Revision and Reclassifications of Prior Period Financial Statements - Consolidated Balance Sheets (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Deferred acquisition costs	$ 12,918,000,000	$ 12,918,000,000	$ 13,519,000,000	$ 13,519,000,000	$ 14,036,000,000	$ 13,897,000,000	$ 12,334,000,000
Reinsurance recoverable on market risk benefits	29,076,000,000	29,076,000,000	32,877,000,000	32,877,000,000	35,156,000,000
Reinsurance recoverable on market risk benefits, at fair value	221,000,000	221,000,000	383,000,000	383,000,000	472,000,000
Market risk benefit - (assets)	4,865,000,000	4,865,000,000	1,664,000,000	1,664,000,000	690,000,000
Deferred income taxes, net	248,000,000	248,000,000	1,671,000,000	1,671,000,000	1,860,000,000
Other assets	731,000,000	731,000,000	656,000,000	656,000,000	862,000,000
Total assets	311,022,000,000	311,022,000,000	373,914,000,000	373,914,000,000	353,510,000,000
Liabilities
Reserves for future policy benefits and claims payable	12,300,000,000	12,300,000,000	15,177,000,000	15,177,000,000	16,774,000,000
Other contract holder funds	57,980,000,000	57,980,000,000	58,489,000,000	58,489,000,000	63,342,000,000
Market risk benefit - liabilities	5,662,000,000	5,662,000,000	8,033,000,000	8,033,000,000	10,690,000,000
Other liabilities	1,667,000,000	1,667,000,000	1,945,000,000	1,945,000,000
Total liabilities	300,741,000,000	300,741,000,000	364,634,000,000	364,634,000,000	347,018,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021	(3,200,000,000)	(3,200,000,000)	1,504,000,000	1,504,000,000	3,569,000,000
Retained earnings	8,103,000,000	8,103,000,000	1,798,000,000	1,798,000,000	(1,683,000,000)
Equity	10,281,000,000		9,280,000,000		6,492,000,000
Total liabilities and equity	311,022,000,000	$ 311,022,000,000	373,914,000,000	373,914,000,000	353,510,000,000
As Previously Reported
Assets
Deferred acquisition costs	13,407,000,000		14,246,000,000	14,246,000,000	13,896,000,000
Reinsurance recoverable on market risk benefits	29,670,000,000		33,169,000,000	33,169,000,000	35,311,000,000
Reinsurance recoverable on market risk benefits, at fair value	0		0	0	0	$ 408,000,000
Market risk benefit - (assets)	0		0	0	0
Deferred income taxes, net	315,000,000		909,000,000	909,000,000	1,036,000,000
Other assets	734,000,000		652,000,000	577,000,000	861,000,000
Total assets	307,089,000,000		372,120,000,000	372,045,000,000	351,538,000,000
Liabilities
Reserves for future policy benefits and claims payable	14,255,000,000		18,654,000,000	17,617,000,000	22,490,000,000
Other contract holder funds	57,986,000,000		58,494,000,000	59,456,000,000	63,349,000,000
Market risk benefit - liabilities	0		0	0	0
Other liabilities	1,668,000,000		1,946,000,000	1,946,000,000
Total liabilities	297,041,000,000		360,084,000,000	360,009,000,000	342,051,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021	(5,311,000,000)		1,890,000,000	1,890,000,000	3,960,000,000
Retained earnings	9,981,000,000		4,168,000,000	4,168,000,000	921,000,000
Equity	10,048,000,000		12,036,000,000	12,036,000,000	9,487,000,000
Total liabilities and equity	307,089,000,000		372,120,000,000	372,045,000,000	351,538,000,000
Revision of Prior Period, Accounting Standards Update, Adjustment
Assets
Deferred acquisition costs	(489,000,000)		(727,000,000)	(727,000,000)	140,000,000
Reinsurance recoverable on market risk benefits	(594,000,000)		(292,000,000)	(292,000,000)	(155,000,000)
Reinsurance recoverable on market risk benefits, at fair value	221,000,000		383,000,000	383,000,000	472,000,000
Market risk benefit - (assets)	4,865,000,000		1,664,000,000	1,664,000,000	690,000,000
Deferred income taxes, net	(67,000,000)		762,000,000	762,000,000	824,000,000
Other assets	(3,000,000)		4,000,000	4,000,000	1,000,000
Total assets	3,933,000,000		1,794,000,000	1,794,000,000	1,972,000,000
Liabilities
Reserves for future policy benefits and claims payable	(1,955,000,000)		(3,477,000,000)	(3,477,000,000)	(5,716,000,000)
Other contract holder funds	(6,000,000)		(5,000,000)	(5,000,000)	(7,000,000)
Market risk benefit - liabilities	5,662,000,000		8,033,000,000	8,033,000,000	10,690,000,000
Other liabilities	(1,000,000)		(1,000,000)	(1,000,000)
Total liabilities	3,700,000,000		4,550,000,000	4,550,000,000	4,967,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021	2,111,000,000		(386,000,000)	(386,000,000)	(391,000,000)
Retained earnings	(1,878,000,000)		(2,370,000,000)	(2,370,000,000)	(2,604,000,000)
Equity	233,000,000		(2,756,000,000)	(2,756,000,000)	(2,995,000,000)
Total liabilities and equity	$ 3,933,000,000		$ 1,794,000,000	1,794,000,000	1,972,000,000
Impact of Revisions and Reclassifications
Assets
Deferred acquisition costs				0
Reinsurance recoverable on market risk benefits				0
Reinsurance recoverable on market risk benefits, at fair value				0
Market risk benefit - (assets)				0
Deferred income taxes, net				0
Other assets				75,000,000
Total assets				75,000,000
Liabilities
Reserves for future policy benefits and claims payable				1,037,000,000
Other contract holder funds				(962,000,000)
Market risk benefit - liabilities				0
Other liabilities				0
Total liabilities				75,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021				0
Retained earnings				0
Equity				0
Total liabilities and equity				75,000,000
As Revised
Assets
Deferred acquisition costs				13,519,000,000
Reinsurance recoverable on market risk benefits				32,877,000,000
Reinsurance recoverable on market risk benefits, at fair value				383,000,000
Market risk benefit - (assets)				1,664,000,000
Deferred income taxes, net				1,671,000,000
Other assets				656,000,000
Total assets				373,914,000,000
Liabilities
Reserves for future policy benefits and claims payable				15,177,000,000
Other contract holder funds				58,489,000,000
Market risk benefit - liabilities				8,033,000,000
Other liabilities				1,945,000,000
Total liabilities				364,634,000,000
Equity
Accumulated other comprehensive income (loss), net of tax expense (benefit) of $(66) in 2022 and $84 in 2021				1,504,000,000	(400,000,000)
Retained earnings				1,798,000,000	$ (2,600,000,000)
Equity				9,280,000,000
Total liabilities and equity				$ 373,914,000,000